Consolidated Statements of Changes in Equity - USD ($)		Common Stock Class A	Common Stock Class B	Common Stock Diamir Biosciences Corp.	Additional Paid in Capital Diamir Biosciences Corp.	Additional Paid in Capital	Accumulated Deficit Diamir Biosciences Corp.	Accumulated Deficit	Accumulated Other Comprehensive income (loss) Amount	Non- controlling interests Amount	Diamir Biosciences Corp.	Total
Balance at Dec. 31, 2022		$ 13,269,528	$ 22,437,754			$ 45,308,080		$ (65,337,075)	$ 33,807	$ (7,878,789)		$ 7,833,305
Balance (in Shares) at Dec. 31, 2022		1,326,953	2,243,776
Adjustment for change of par value		$ (13,269,514)	$ (22,437,732)			35,707,246
Issuance of shares to non-controlling interest						67,766				(67,766)
Issuance of shares in exchange of share options and settlement of liabilities		$ 1				3,078,195						3,078,196
Issuance of shares in exchange of share options and settlement of liabilities (in Shares)		70,430
Issuance of shares for share-based compensation		$ 1				176,263						176,264
Issuance of shares for share-based compensation (in Shares)		65,770
Issuance of shares		$ 2				1,575,560						1,575,562
Issuance of shares (in Shares)		215,959
Stock compensation expense						1,088,925						1,088,925
Conversion of convertible notes		$ 13				5,999,987						6,000,000
Conversion of convertible notes (in Shares)		1,250,000
Exercise of share options						16,506						16,506
Exercise of share options (in Shares)	[1]	791
Rounding up for reverse stock split
Rounding up for reverse stock split (in Shares)		8,018
Exchange difference on translation of foreign operations									(44,430)			(44,430)
Net loss								(2,824,647)		(1,516,328)		(4,340,975)
Balance at Dec. 31, 2023		$ 31	$ 22			93,018,528		(68,161,722)	(10,623)	(9,462,883)		15,383,353
Balance (in Shares) at Dec. 31, 2023		2,937,921	2,243,776
Balance at May. 31, 2023				$ 4,441	$ 4,440,256		$ (4,464,931)				$ (20,234)
Balance (in Shares) at May. 31, 2023				4,440,891
Stock compensation expense					194,846						194,846
Discount on note payable to founder					35,063						35,063
Net loss							(614,405)				(614,405)
Balance at May. 31, 2024				$ 4,441	4,670,165		(5,079,336)				(404,730)
Balance (in Shares) at May. 31, 2024				4,440,891
Balance at Dec. 31, 2023		$ 31	$ 22			93,018,528		(68,161,722)	(10,623)	(9,462,883)		15,383,353
Balance (in Shares) at Dec. 31, 2023		2,937,921	2,243,776
Conversion of Class B Ordinary Shares to Class A Ordinary Shares		$ 4	$ (4)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares (in Shares)		446,842	(446,842)
Disposal of NCI						4,639				(4,639)
Exercise of share options		$ 2				451,658						451,660
Exercise of share options (in Shares)		427,060
Exchange difference on translation of foreign operations									99,785			99,785
Net loss								(4,267,806)		110,069		(4,157,737)
Balance at Dec. 31, 2024		$ 37	$ 18			93,474,825		(72,429,528)	89,162	(9,357,453)		11,777,061
Balance (in Shares) at Dec. 31, 2024		3,811,823	1,796,934
Balance at May. 31, 2024				$ 4,441	4,670,165		(5,079,336)				(404,730)
Balance (in Shares) at May. 31, 2024				4,440,891
Stock compensation expense					20,418						20,418
Discount on note payable to founder					24,970						24,970
Net loss							(282,532)				(282,532)
Balance at Nov. 30, 2024				$ 4,441	4,715,553		(5,361,868)				(641,874)
Balance (in Shares) at Nov. 30, 2024				4,440,891
Balance at May. 31, 2024				$ 4,441	4,670,165		(5,079,336)				(404,730)
Balance (in Shares) at May. 31, 2024				4,440,891
Stock compensation expense					24,312						24,312
Discount on note payable to founder					34,692						34,692
Net loss							(743,235)				(743,235)
Balance at May. 31, 2025				$ 4,441	4,729,169		(5,822,571)				(1,088,961)
Balance (in Shares) at May. 31, 2025				4,440,891
Balance at Dec. 31, 2024		$ 37	$ 18			93,474,825		(72,429,528)	89,162	(9,357,453)		11,777,061
Balance (in Shares) at Dec. 31, 2024		3,811,823	1,796,934
Placing of Class A Ordinary Shares		$ 15				2,699,185						2,699,200
Placing of Class A Ordinary Shares (in Shares)	[1]	1,535,000
Issuance of Class A Ordinary Shares and Investor Warrants, net of issuance costs		$ 10				873,178						873,188
Issuance of Class A Ordinary Shares and Investor Warrants, net of issuance costs (in Shares)	[1]	1,000,000
Accretion of redemption value to contingently redeemable warrants						(47,000)						(47,000)
Exchange difference on translation of foreign operations									(181,472)			(181,472)
Net loss								(1,363,270)		(13,160)		(1,376,430)
Balance at Dec. 31, 2025		$ 62	$ 18			$ 97,000,188		$ (73,792,798)	$ (92,310)	$ (9,370,613)		$ 13,744,547
Balance (in Shares) at Dec. 31, 2025	[1]	6,346,823	1,796,934
Balance at May. 31, 2025				$ 4,441	4,729,169		(5,822,571)				(1,088,961)
Balance (in Shares) at May. 31, 2025				4,440,891
Discount on note payable to founder					12,694						12,694
Net loss							(409,955)				(409,955)
Balance at Nov. 30, 2025				$ 4,441	$ 4,741,863		$ (6,232,526)				$ (1,486,222)
Balance (in Shares) at Nov. 30, 2025				4,440,891

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.